BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Advantage Large Cap Core V.I. Fund

BlackRock Advantage Large Cap Value V.I. Fund

BlackRock Advantage U.S. Total Market V.I. Fund

BlackRock Basic Value V.I. Fund

BlackRock Capital Appreciation V.I. Fund

BlackRock Equity Dividend V.I. Fund

BlackRock Global Allocation V.I. Fund

BlackRock High Yield V.I. Fund

BlackRock International V.I. Fund

BlackRock Large Cap Focus Growth V.I. Fund

BlackRock Managed Volatility V.I. Fund

BlackRock S&P 500 Index V.I. Fund

BlackRock Total Return V.I. Fund

BlackRock U.S. Government Bond V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 1, 2018 to the

Statement of Additional Information dated May 1, 2018, as supplemented to date

Effective immediately, the following changes are made to the Funds’ Statement of Additional Information:

The chart listing investments and investment strategies in the section entitled “I. Investment Objectives and Policies” in Part I of the Funds’ Statement of Additional Information is deleted in its entirety and replaced with the following:

	BlackRock Basic Value V.I. Fund	BlackRock Capital Appreciation V.I. Fund	BlackRock Equity Dividend V.I. Fund	BlackRock Global Allocation V.I. Fund
144A Securities	X	X	X	X
Asset-Backed Securities				X
Asset-Based Securities		X		X
Precious Metal-Related Securities		X	X	X
Bank Loans				X
Borrowing and Leverage	X	X	X	X
Cash Flows; Expenses
Cash Management	X	X	X	X
Collateralized Debt Obligations				X
Collateralized Bond Obligations				X
Collateralized Loan Obligations				X
Commercial Paper	X	X	X	X
Commodity-Linked Derivative Instruments and Hybrid Instruments				X
Qualifying Hybrid Instruments				X
Hybrid Instruments Without Principal Protection				X
Limitations on Leverage				X
Counterparty Risk				X
Convertible Securities	X	X	X	X
Cyber Security Issues	X	X	X	X
Debt Securities	X	X	X	X

	BlackRock Basic Value V.I. Fund	BlackRock Capital Appreciation V.I. Fund	BlackRock Equity Dividend V.I. Fund	BlackRock Global Allocation V.I. Fund
Depositary Receipts (ADRs, EDRs and GDRs)	X	X	X	X
Derivatives	X	X	X	X
Hedging	X	X	X	X
Indexed and Inverse Securities	X	X	X	X
Swap Agreements	X	X	X	X
Interest Rate Swaps, Caps and Floors				X
Credit Default Swap Agreements and Similar Instruments				X
Contracts for Difference			X	X
Credit Linked Securities				X
Interest Rate Transactions and Swaptions				X
Total Return Swap Agreements				X
Types of Options	X	X	X	X
Options on Securities and Securities Indices	X	X	X	X
Call Options	X	X	X	X
Put Options	X	X	X	X
Options on Government National Mortgage Association (“GNMA”) Certificates				X
Risks Associated with Options	X	X	X	X
Futures	X	X	X	X
Risks Associated with Futures	X	X	X	X
Foreign Exchange Transactions	X	X	X	X
Forward Foreign Exchange Transactions	X	X	X	X
Currency Futures	X	X	X	X
Currency Options	X	X	X	X
Currency Swaps	X	X	X	X
Limitations on Currency Transactions	X	X	X	X
Risk Factors in Hedging Foreign Currency	X	X	X	X
Risk Factors in Derivatives	X	X	X	X
Credit Risk	X	X	X	X
Currency Risk	X	X	X	X
Leverage Risk	X	X	X	X
Liquidity Risk	X	X	X	X
Correlation Risk	X	X	X	X
Index Risk	X	X	X	X
Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives	X	X	X	X
Distressed Securities	X			X
Dollar Rolls				X
Equity Securities	X	X	X	X
Exchange Traded Notes (“ETNs”)				X
Foreign Investment Risks	X	X	X	X
Foreign Market Risk	X	X	X	X
Foreign Economy Risk	X	X	X	X
Currency Risk and Exchange Risk	X	X	X	X

	BlackRock Basic Value V.I. Fund	BlackRock Capital Appreciation V.I. Fund	BlackRock Equity Dividend V.I. Fund	BlackRock Global Allocation V.I. Fund
Governmental Supervision and Regulation/Accounting Standards	X	X	X	X
Certain Risks of Holding Fund Assets Outside the United States	X	X	X	X
Publicly Available Information	X	X	X	X
Settlement Risk	X	X	X	X
Funding Agreements	X
Guarantees				X
Illiquid or Restricted Securities	X	X	X	X
Inflation-Indexed Bonds				X
Inflation Risk	X	X	X	X
Information Concerning the Indexes
S&P 500 Index
Russell Indexes
MSCI Indexes
FTSE Indexes
Initial Public Offering (“IPO”) Risk	X	X	X	X
Interfund Lending Program	X	X	X	X
Borrowing, to the extent permitted by the Fund’s investment policies and restrictions	X	X	X	X
Lending, to the extent permitted by the Fund’s investment policies and restrictions
Investment Grade Debt Obligations	X	X	X	X
Investment in Emerging Markets	X	X	X	X
Brady Bonds
Investment in Other Investment Companies	X	X	X	X
Exchange Traded Funds	X	X	X	X
Junk Bonds	X			X
Lease Obligations
Life Settlement Investments
Liquidity Management	X	X	X	X
Master Limited Partnerships	X		X	X
Merger Transaction Risk
Mezzanine Investments				X
Money Market Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	X	X	X	X
Money Market Securities	X	X	X	X
Mortgage-Related Securities			X	X
Mortgage-Backed Securities			X	X
Collateralized Mortgage Obligations (“CMOs”)			X	X
Adjustable Rate Mortgage Securities
CMO Residuals
Stripped Mortgage-Backed Securities
Tiered Index Bonds
TBA Commitments		X	X	X

	BlackRock Basic Value V.I. Fund	BlackRock Capital Appreciation V.I. Fund	BlackRock Equity Dividend V.I. Fund	BlackRock Global Allocation V.I. Fund
Municipal Investments				X
Risk Factors and Special Considerations Relating to Municipal Bonds				X
Description of Municipal Bonds				X
General Obligation Bonds				X
Revenue Bonds				X
Private Activity Bonds (“PABs”)				X
Moral Obligation Bonds				X
Municipal Notes				X
Municipal Commercial Paper				X
Municipal Lease Obligations				X
Tender Option Bonds				X
Yields
Variable Rate Demand Obligations (“VRDOs”) and Participating VRDOs
Transactions in Financial Futures Contracts
Call Rights
Municipal Interest Rate Swap Transactions
Insured Municipal Bonds
Build America Bonds
Net Interest Margin (“NIM”) Securities
Participation Notes				X
Pay-in-kind Bonds	X			X
Portfolio Turnover Rates	X	X		X
Preferred Stock	X	X	X	X
Real Estate Related Securities	X	X	X	X
Real Estate Investment Trusts (“REITs”)	X	X	X	X
Repurchase Agreements and Purchase and Sale Contracts	X	X	X	X
Reverse Repurchase Agreements		X		X
Rights Offerings and Warrants to Purchase	X	X	X	X
Risk of Investing in China		X	X	X
Securities Lending	X	X	X	X
Securities of Smaller or Emerging Growth Companies	X	X	X	X
Short Sales	See note 1 below	See note 1 below	See note 1 below	X
Sovereign Debt				X
Standby Commitment Agreements	X	X		X
Stripped Securities				X
Structured Notes	X			X
Supranational Entities			X	X
Tax-Exempt Derivatives
Tax-Exempt Preferred Shares
Taxability Risk

	BlackRock Basic Value V.I. Fund	BlackRock Capital Appreciation V.I. Fund	BlackRock Equity Dividend V.I. Fund	BlackRock Global Allocation V.I. Fund
Trust Preferred Securities	X	X	X	X
U.S. Government Obligations	X	X	X	X
U.S. Treasury Obligations	X	X	X	X
Utility Industries	X	X	X	X
When-Issued Securities, Delayed Delivery Securities and Forward Commitments	X	X	X	X
Yields and Ratings	X			X
Zero Coupon Securities	X			X

[1]	The Fund may only make short sales “against the box.”

	BlackRock U.S. Government Bond V.I. Fund	BlackRock High Yield V.I. Fund	BlackRock International V.I. Fund
144A Securities	X	X	X
Asset-Backed Securities	X	X	X
Asset-Based Securities	X	X
Precious Metal-Related Securities	X	X	X
Bank Loans	X	X
Borrowing and Leverage	X	X	X
Cash Flows; Expenses	X	X
Cash Management	X	X	X
Collateralized Debt Obligations	X	X
Collateralized Bond Obligations	X	X
Collateralized Loan Obligations	X	X
Commercial Paper	X	X	X
Commodity-Linked Derivative Instruments and Hybrid Instruments		X
Qualifying Hybrid Instruments
Hybrid Instruments Without Principal Protection
Limitations on Leverage
Counterparty Risk
Convertible Securities	X	X	X
Cyber Security Issues	X	X	X
Debt Securities	X	X	X
Depositary Receipts (ADRs, EDRs and GDRs)	X	X	X
Derivatives	X	X	X
Hedging	X	X	X
Indexed and Inverse Securities	X	X	X
Swap Agreements	X	X	X
Interest Rate Swaps, Caps and Floors	X	X
Credit Default Swap Agreements and Similar Instruments	X	X
Contracts for Difference			X
Credit Linked Securities	X	X

	BlackRock U.S. Government Bond V.I. Fund	BlackRock High Yield V.I. Fund	BlackRock International V.I. Fund
Interest Rate Transactions and Swaptions	X	X	X
Total Return Swap Agreements	X	X
Types of Options	See note 2 below	X	X
Options on Securities and Securities Indices	X	X	X
Call Options	See note 2 below	X	X
Put Options	See note 2 below	X	X
Options on Government National Mortgage Association (“GNMA”) Certificates	X
Risks Associated with Options	X	X	X
Futures	X	X	X
Risks Associated with Futures	X	X	X
Foreign Exchange Transactions	X	X	X
Forward Foreign Exchange Transactions	X	X	X
Currency Futures	X	X	X
Currency Options	See note 2 below	X	X
Currency Swaps	X	X	X
Limitations on Currency Transactions	X	X	X
Risk Factors in Hedging Foreign Currency	X	X	X
Risk Factors in Derivatives	X	X	X
Credit Risk	X	X	X
Currency Risk	X	X	X
Leverage Risk	X	X	X
Liquidity Risk	X	X	X
Correlation Risk	X	X
Index Risk	X	X
Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives	X	X	X
Distressed Securities		X
Dollar Rolls	X	X	X
Equity Securities		X	X
Exchange Traded Notes (“ETNs”)
Foreign Investment Risks	X	X	X
Foreign Market Risk	X	X	X
Foreign Economy Risk	X	X	X
Currency Risk and Exchange Risk	X	X	X
Governmental Supervision and Regulation/Accounting Standards	X	X	X
Certain Risks of Holding Fund Assets Outside the United States	X	X	X
Publicly Available Information	X	X	X
Settlement Risk	X	X	X
Funding Agreements	X	X
Guarantees	X	X
Illiquid or Restricted Securities	X	X	X
Inflation-Indexed Bonds	X
Inflation Risk	X	X	X

	BlackRock U.S. Government Bond V.I. Fund	BlackRock High Yield V.I. Fund	BlackRock International V.I. Fund
Information Concerning the Indexes
S&P 500 Index
Russell Indexes
MSCI Indexes
FTSE Indexes
Initial Public Offering (“IPO”) Risk		X	X
Interfund Lending Program	X	X	X
Borrowing, to the extent permitted by the Fund’s investment policies and restrictions	X	X	X
Lending, to the extent permitted by the Fund’s investment policies and restrictions			X
Investment Grade Debt Obligations	X	X	X
Investment in Emerging Markets	X	X	X
Brady Bonds		X
Investment in Other Investment Companies	X	X	X
Exchange Traded Funds	X	X	X
Junk Bonds		X	X
Lease Obligations	X	X
Life Settlement Investments
Liquidity Management	X	X	X
Master Limited Partnerships		X
Merger Transaction Risk
Mezzanine Investments		X
Money Market Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	X	X	X
Money Market Securities	X	X	X
Mortgage-Related Securities	X	X	X
Mortgage-Backed Securities	X	X	X
Collateralized Mortgage Obligations (“CMOs”)	X	X
Adjustable Rate Mortgage Securities	X	X
CMO Residuals	X
Stripped Mortgage-Backed Securities	X
Tiered Index Bonds	X
TBA Commitments	X	X
Municipal Investments	X	X
Risk Factors and Special Considerations Relating to Municipal Bonds	X	X
Description of Municipal Bonds	X	X
General Obligation Bonds	X	X
Revenue Bonds	X	X
Private Activity Bonds (“PABs”)	X	X
Moral Obligation Bonds	X	X
Municipal Notes	X	X
Municipal Commercial Paper	X	X

	BlackRock U.S. Government Bond V.I. Fund	BlackRock High Yield V.I. Fund	BlackRock International V.I. Fund
Municipal Lease Obligations	X	X
Tender Option Bonds	X	X
Yields	X	X
Variable Rate Demand Obligations (“VRDOs”) and Participating VRDOs	X	X
Transactions in Financial Futures Contracts	X	X
Call Rights	X	X
Municipal Interest Rate Swap Transactions	X	X
Insured Municipal Bonds	X	X
Build America Bonds	X	X
Net Interest Margin (“NIM”) Securities
Participation Notes			X
Pay-in-kind Bonds	X	X
Portfolio Turnover Rates	X	X	X
Preferred Stock	X	X	X
Real Estate Related Securities	X		X
Real Estate Investment Trusts (“REITs”)	X	X	X
Repurchase Agreements and Purchase and Sale Contracts	X	X	X
Reverse Repurchase Agreements	X	X	X
Rights Offerings and Warrants to Purchase	X	X	X
Risks of Investing in China			X
Securities Lending	X	X	X
Securities of Smaller or Emerging Growth Companies			X
Short Sales	X	X	See note 3 below
Sovereign Debt	X	X	X
Standby Commitment Agreements	X	X	X
Stripped Securities	X	X
Structured Notes	X	X	X
Supranational Entities	X	X
Tax-Exempt Derivatives
Tax-Exempt Preferred Shares
Taxability Risk	X
Trust Preferred Securities	X	X
U.S. Government Obligations	X	X	X
U.S. Treasury Obligations	X	X	X
Utility Industries		X	X
When-Issued Securities, Delayed Delivery Securities and Forward Commitments	X	X	X
Yields and Ratings	X	X
Zero Coupon Securities	X	X

[2]	The Fund may purchase (but not write) currency options.
[3]	The Fund may only make short sales “against the box.”

	BlackRock Advantage Large Cap Core V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Advantage Large Cap Value V.I. Fund	BlackRock Advantage U.S. Total Market V.I. Fund
144A Securities	X	X	X	X
Asset-Backed Securities
Asset-Based Securities	X	X	X	X
Precious Metal-Related Securities	X	X	X	X
Bank Loans
Borrowing and Leverage	X	X	X	X
Cash Flows; Expenses
Cash Management	X	X	X	X
Collateralized Debt Obligations
Collateralized Bond Obligations
Collateralized Loan Obligations
Commercial Paper	X	X	X	X
Commodity-Linked Derivative Instruments and Hybrid Instruments	X	X	X
Qualifying Hybrid Instruments
Hybrid Instruments Without Principal Protection
Limitations on Leverage
Counterparty Risk
Convertible Securities	X	X	X	X
Cyber Security Issues	X	X	X	X
Debt Securities	X	X	X	X
Depositary Receipts (ADRs, EDRs and GDRs)	X	X	X	X
Derivatives	X	X	X	X
Hedging	X	X	X	X
Indexed and Inverse Securities	X	X	X	X
Swap Agreements	X	X	X	X
Interest Rate Swaps, Caps and Floors
Credit Default Swap Agreements and Similar Instruments
Contracts for Difference	X	X	X	X
Credit Linked Securities	X	X	X	X
Interest Rate Transactions and Swaptions
Total Return Swap Agreements	X	X	X	X
Types of Options	X	X	X	X
Options on Securities and Securities Indices	X	X	X	X
Call Options	X	X	X	X
Put Options	X	X	X	X
Options on Government National Mortgage Association (“GNMA”) Certificates
Risks Associated with Options	X	X	X	X

	BlackRock Advantage Large Cap Core V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Advantage Large Cap Value V.I. Fund	BlackRock Advantage U.S. Total Market V.I. Fund
Futures	X	X	X	X
Risks Associated with Futures	X	X	X	X
Foreign Exchange Transactions	X	X	X	X
Forward Foreign Exchange Transactions	X	X	X	X
Currency Futures	X	X	X	X
Currency Options	X	X	X	X
Currency Swaps	X	X	X	X
Limitations on Currency Transactions	X	X	X	X
Risk Factors in Hedging Foreign Currency	X	X	X	X
Risk Factors in Derivatives	X	X	X	X
Credit Risk	X	X	X	X
Currency Risk	X	X	X	X
Leverage Risk	X	X	X	X
Liquidity Risk	X	X	X	X
Correlation Risk	X	X	X
Index Risk	X	X	X
Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives	X	X	X	X
Distressed Securities	X	X	X
Dollar Rolls
Equity Securities	X	X	X	X
Exchange Traded Notes (“ETNs”)
Foreign Investment Risks	X	X	X	X
Foreign Market Risk	X	X	X	X
Foreign Economy Risk	X	X	X	X
Currency Risk and Exchange Risk	X	X	X	X
Governmental Supervision and Regulation/Accounting Standards	X	X	X	X
Certain Risks of Holding Fund Assets Outside the United States	X	X	X	X
Publicly Available Information	X	X	X	X
Settlement Risk	X	X	X	X
Funding Agreements
Guarantees
Illiquid or Restricted Securities	X	X	X	X
Inflation-Indexed Bonds
Inflation Risk
Information Concerning the Indexes
S&P 500 Index
Russell Indexes
MSCI Indexes
FTSE Indexes

	BlackRock Advantage Large Cap Core V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Advantage Large Cap Value V.I. Fund	BlackRock Advantage U.S. Total Market V.I. Fund
Initial Public Offering (“IPO”) Risk	X	X	X	X
Interfund Lending Program	X	X	X	X
Borrowing, to the extent permitted by the Fund’s investment policies and restrictions	X	X	X	X
Lending, to the extent permitted by the Fund’s investment policies and restrictions		X
Investment Grade Debt Obligations	X	X	X	X
Investment in Emerging Markets	X	X	X	X
Brady Bonds
Investment in Other Investment Companies	X	X	X	X
Exchange Traded Funds	X	X	X	X
Junk Bonds
Lease Obligations
Life Settlement Investments
Liquidity Management	X	X	X	X
Master Limited Partnerships	X	X	X	X
Merger Transaction Risk	X	X	X	X
Mezzanine Investments
Money Market Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	X	X	X	X
Money Market Securities	X	X	X	X
Mortgage-Related Securities
Mortgage-Backed Securities
Collateralized Mortgage Obligations (“CMOs”)
Adjustable Rate Mortgage Securities
CMO Residuals
Stripped Mortgage-Backed Securities
Tiered Index Bonds
TBA Commitments
Municipal Investments
Description of Municipal Bonds
General Obligation Bonds
Revenue Bonds
Private Activity Bonds (“PABs”)
Moral Obligation Bonds
Municipal Notes
Municipal Commercial Paper
Municipal Lease Obligations
Tender Option Bonds
Yields

	BlackRock Advantage Large Cap Core V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Advantage Large Cap Value V.I. Fund	BlackRock Advantage U.S. Total Market V.I. Fund
Variable Rate Demand Obligations (“VRDOs”) and Participating VRDOs
Transactions in Financial Futures Contracts
Call Rights
Municipal Interest Rate Swap Transactions
Insured Municipal Bonds
Build America Bonds
Net Interest Margin (“NIM”) Securities
Participation Notes				X
Pay-in-kind Bonds
Portfolio Turnover Rates	X	X	X	X
Preferred Stock	X	X	X	X
Real Estate Related Securities	X	X	X	X
Real Estate Investment Trusts (“REITs”)	X	X	X	X
Repurchase Agreements and Purchase and Sale Contracts	X	X	X	X
Reverse Repurchase Agreements	X	X	X	X
Rights Offerings and Warrants to Purchase	X	X	X	X
Risks of Investing in China
Securities Lending	X	X	X	X
Securities of Smaller or Emerging Growth Companies	X	X	X	X
Short Sales	See note 4 below	See note 4 below	See note 4 below	See note 4 below
Sovereign Debt
Standby Commitment Agreements	X	X	X	X
Stripped Securities
Structured Notes
Supranational Entities
Tax-Exempt Derivatives
Tax-Exempt Preferred Shares
Taxability Risk
Trust Preferred Securities
U.S. Government Obligations	X	X	X	X
U.S. Treasury Obligations	X	X	X	X
Utility Industries	X	X	X	X
When-Issued Securities, Delayed Delivery Securities and Forward Commitments	X	X	X	X
Yields and Ratings
Zero Coupon Securities

[4]	The Fund may only make short sales “against the box.”

	BlackRock Managed Volatility V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Total Return V.I. Fund
144A Securities	X	X	X
Asset-Backed Securities	X		X
Asset-Based Securities	X		X
Precious Metal-Related Securities	X	X	X
Bank Loans	X		X
Borrowing and Leverage	X	X	X
Cash Flows; Expenses	X	X	X
Cash Management	X	X	X
Collateralized Debt Obligations	X		X
Collateralized Bond Obligations	X		X
Collateralized Loan Obligations	X		X
Commercial Paper	X	X	X
Commodity-Linked Derivative Instruments and Hybrid Instruments			X
Qualifying Hybrid Instruments			X
Hybrid Instruments Without Principal Protection			X
Limitations on Leverage			X
Counterparty Risk			X
Convertible Securities	X	X	X
Cyber Security Issues	X	X	X
Debt Securities	X	X	X
Depositary Receipts (ADRs, EDRs and GDRs)	X	X	X
Derivatives	X	X	X
Hedging	X	X	X
Indexed and Inverse Securities	X	X	X
Swap Agreements	X	X	X
Interest Rate Swaps, Caps and Floors	X		X
Credit Default Swap Agreements and Similar Instruments	X		X
Contracts for Difference	X		X
Credit Linked Securities	X		X
Interest Rate Transactions and Swaptions	X		X
Total Return Swap Agreements	X	X	X
Types of Options	X		X
Options on Securities and Securities Indices	X		X
Call Options	X		X
Put Options	X		X
Options on Government National Mortgage Association (“GNMA”) Certificates	X		X
Risks Associated with Options	X		X
Futures	X	X	X
Risks Associated with Futures	X	X	X
Foreign Exchange Transactions	X	X	X
Forward Foreign Exchange Transactions	X		X
Currency Futures	X		X
Currency Options	X		X
Currency Swaps	X		X

	BlackRock Managed Volatility V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Total Return V.I. Fund
Limitations on Currency Transactions	X		X
Risk Factors in Hedging Foreign Currency	X		X
Risk Factors in Derivatives	X	X	X
Credit Risk	X	X	X
Currency Risk	X		X
Leverage Risk	X	X	X
Liquidity Risk	X	X	X
Correlation Risk	X	X	X
Index Risk	X	X	X
Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives	X	X	X
Distressed Securities	X		X
Dollar Rolls	X		X
Equity Securities	X	X	X
Exchange Traded Notes (“ETNs”)	X		X
Foreign Investment Risks	X	X	X
Foreign Market Risk	X	X	X
Foreign Economy Risk	X	X	X
Currency Risk and Exchange Risk	X	X	X
Governmental Supervision and Regulation/Accounting Standards	X	X	X
Certain Risks of Holding Fund Assets Outside the United States	X	X	X
Publicly Available Information	X	X	X
Settlement Risk	X	X	X
Funding Agreements	X
Guarantees	X		X
Illiquid or Restricted Securities	X	X	X
Inflation-Indexed Bonds	X		X
Inflation Risk	X	X	X
Information Concerning the Indexes	X	X
S&P 500 Index	X	X
Russell Indexes	X
MSCI Indexes	X
FTSE Indexes
Initial Public Offering (“IPO”) Risk	X	X
Interfund Lending Program	X	X	X
Borrowing, to the extent permitted by the Fund’s investment policies and restrictions	X	X	X
Lending, to the extent permitted by the Fund’s investment policies and restrictions
Investment Grade Debt Obligations	X		X
Investment in Emerging Markets	X	X	X
Brady Bonds	X		X
Investment in Other Investment Companies	X	X	X
Exchange Traded Funds	X	X	X
Junk Bonds			X

	BlackRock Managed Volatility V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Total Return V.I. Fund
Lease Obligations	X
Life Settlement Investments	X
Liquidity Management	X		X
Master Limited Partnerships	X	X	X
Merger Transaction Risk		X
Mezzanine Investments	X		X
Money Market Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	X	X	X
Money Market Securities	X	X	X
Mortgage-Related Securities	X		X
Mortgage-Backed Securities	X		X
Collateralized Mortgage Obligations (“CMOs”)	X		X
Adjustable Rate Mortgage Securities	X		X
CMO Residuals			X
Stripped Mortgage-Backed Securities	X		X
Tiered Index Bonds	X		X
TBA Commitments	X		X
Municipal Investments	X		X
Risk Factors and Special Considerations Relating to Municipal Bonds	X		X
Description of Municipal Bonds	X		X
General Obligation Bonds	X		X
Revenue Bonds	X		X
Private Activity Bonds (“PABs”)	X		X
Moral Obligation Bonds			X
Municipal Notes	X		X
Municipal Commercial Paper	X		X
Municipal Lease Obligations	X		X
Tender Option Bonds	X		X
Yields	X		X
Variable Rate Demand Obligations (“VRDOs”) and Participating VRDOs	X		X
Transactions in Financial Futures Contracts	X		X
Call Rights	X		X
Municipal Interest Rate Swap Transactions	X		X
Insured Municipal Bonds	X		X
Build America Bonds	X		X
Net Interest Margin (“NIM”) Securities	X
Participation Notes	X
Pay-in-kind Bonds	X		X
Portfolio Turnover Rates	X	X	X
Preferred Stock	X	X	X
Real Estate Related Securities	X	X	X
Real Estate Investment Trusts (“REITs”)	X	X	X
Repurchase Agreements and Purchase and Sale Contracts	X	X	X
Reverse Repurchase Agreements	X		X

	BlackRock Managed Volatility V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Total Return V.I. Fund
Rights Offerings and Warrants to Purchase	X	X	X
Risks of Investing in China	X	X	X
Securities Lending	X	X	X
Securities of Smaller or Emerging Growth Companies	X	X	X
Short Sales	X	See note 5 below	X
Sovereign Debt	X		X
Standby Commitment Agreements			X
Stripped Securities			X
Structured Notes	X		X
Supranational Entities	X		X
Tax-Exempt Derivatives	X
Tax-Exempt Preferred Shares	X
Taxability Risk
Trust Preferred Securities		X	X
U.S. Government Obligations	X	X	X
U.S. Treasury Obligations	X	X	X
Utility Industries	X	X	X
When-Issued Securities, Delayed Delivery Securities and Forward Commitments	X	X	X
Yields and Ratings	X	X	X
Zero Coupon Securities	X		X

[5]	The Fund may only make short sales “against the box.”

Shareholders should retain this Supplement for future reference.

SAI-VAR-0618SUP